February 10, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Themes ETF Trust (File Nos. 811-23872 and 333-271700)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 105 to the Trust’s Registration Statement on Form N-1A, filed on February 4, 2026 for the following series:

Leverage Shares 2X Long World Stock Daily ETF

If you have any questions concerning the foregoing, please contact the undersigned at (513) 708-6391 or Tina.Bloom@Practus.com.

Regards,

/s/ Tina H. Bloom

On behalf of Practus, LLP

TINA H. BLOOM ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 513.708.6391

Practus, LLP ● Tina.Bloom@Practus.com ● Practus.com